PREPAID LAND LEASES (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 13,844,389	$ 13,768,644
Less: accumulated amortization	(1,447,765)	(1,138,980)
Deferred Costs, Leasing, Net	$ 12,396,624	$ 12,629,664